EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
EQUIPMENT, NET

NOTE 3 – EQUIPMENT, NET

On December 29, 2022, the Company disposed all of its equipment for $163 and reported a loss from the disposal of $978. As of December 31, 2023 and 2022, the ending balance of equipment was $0.

Depreciation expenses for the years ended December 31, 2023 and 2022 were $0 and $1,009, respectively. There is no any impairment situation for the years ended December 31, 2023 and 2022, respectively.